As filed with the Securities and Exchange Commission on November 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

 21550 Oxnard Street, Suite 750
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 750
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Guinness Atkinson Alternative Energy Fund
Schedule of Investments
at September 30, 2009 (Unaudited)

Shares		Value
	Common Stocks: 99.5%
	Biofuel: 0.3%
25,000	FutureFuel Corp.†	$160,250

	Biomass Energy: 3.3%
2,845,155	Novera Energy PLC*	2,068,889

	Efficiency: 7.1%
146,000	Applied Intellectual Capital Ltd.*†^	-
760,987	Carmanah Technologies Corp.*†	604,155
3,699,900	Composite Technology Corp*	1,590,957
60,000	Nevaro Capital Corp.*†^	-
24,428	Nevaro Capital Corp.*†^	-
4,445,888	Thermal Energy International, Inc. *†^	124,575
84,200	WaterFurnace Renewable Energy, Inc.	2,124,956
		4,444,644

	Geothermal: 7.5%
23,260,000	Energy Development Corp.	2,307,345
351,369	Geodynamics Ltd.	288,279
52,119	Ormat Technologies, Inc.	2,127,498
		4,723,122

	Hydro: 7.5%
151,587	Boralex, Inc*	1,274,257
361,000	Canadian Hydro Developers, Inc.*	1,736,469
111,958	Cia Energetica de Minas Gerais	1,701,762
		4,712,487

	Solar: 44.5%
117,000	Canadian Solar, Inc.*	2,014,740
15,000	First Solar, Inc.*	2,292,900
521,800	JA Solar Holdings Co., Ltd.*	2,102,854
107,100	LDK Solar Co., Ltd*	923,202
108,280	MEMC Electronic Materials, Inc.*	1,800,696
40,030	Phoenix Solar AG	2,384,719
1,504,001	PV Crystalox Solar PLC	1,781,092
156,900	Renesola Ltd.*	754,689
256,983	Renewable Energy Corp. AS*	2,255,681
28,790	SMA Solar Technology AG	2,951,632
65,854	Solarworld AG	1,599,708
89,020	SunPower Corp.*	2,245,975
106,211	Suntech Power Holdings Co., Ltd.*	1,614,407
55,600	Trina Solar Ltd.*	1,788,652
126,600	Yingli Green Energy Holding Co., Ltd.*	1,577,436
		28,088,383

	Wind: 29.3%
1,052,668	Clipper Windpower PLC*	2,918,844
181,600	EDP Renovaveis SA*	1,997,079
99,782	Gamesa Corp Tecnologica SA	2,235,516
312,900	Greentech Energy Systems*	1,611,539
936,500	Hansen Transmissions International NV*	1,919,487
427,400	Iberdrola Renovables SA	2,101,475
166,980	Innergex Renewable Energy, Inc.*†	787,605
392,347	Theolia SA	2,796,081
29,415	Vestas Wind Systems A/S*	2,126,452
		18,494,078
	Total Common Stocks
	(cost $84,725,233)	62,691,852

	Warrants: 0.0%
25,000	FutureFuel Warrants: .28USD Exp 9/2/09*†^	10,250
87,842	Geodynamics Ltd. Warrants: Exp 12/8/09*	1,162
	Total Warrants (cost $30,750)	11,412

Par Value	Convertible Bonds: 0.6%
	Solar: 0.6%
277,500	Sag Solarstrom 7/30/10 6.85%*†^	406,082
	Total Convertible Bonds (cost $382,326)	406,082

	Total Investments
	(cost $85,138,309): 100.1%	63,109,346
	Liabilities in excess of Other Assets: (0.1)%	(47,271)
	Total Net Assets: 100.0%	$63,062,075

* Non-income producing security.
† Illiquid. Illiquid securities represent 3.32% of net assets.
^ Fair value under direction of the Board of Trustees. Fair valued securities represent 0.84% of net assets.

See Notes to Schedule of Investments

Guinness Atkinson Asia Focus Fund
Schedule of Investments
at September 30, 2009 (Unaudited)

Shares		Value
	Common Stocks: 97.4%
	China: 25.4%
1,260,000	Angang Steel Co., Ltd.	$2,367,159
412,000	China Shenhua Energy Co., Ltd.	1,799,498
1,766,000	China Shipping Development Co., Ltd.	2,233,121
796,000	Dongfang Electric Corp., Ltd.	4,015,922
1,548,000	iShares FTSE/Xinhua A50 CHINA Index ETF	2,684,514
1,220,000	Jiangxi Copper Co., Ltd.	2,729,634
36,400	Perfect World Co., Ltd.*	1,750,840
1,898,000	PetroChina Co., Ltd.	2,145,338
3,500,000	Shenzhen Expressway Co., Ltd.	1,716,118
23,250	Sohu.com, Inc.*	1,599,135
1,174,800	Yanzhou Coal Mining Co., Ltd.	1,694,733
		24,736,012

	Hong Kong: 19.3%
618,000	Chen Hsong Holdings	191,379
241,500	China Mobile Ltd.	2,355,778
1,456,000	CNOOC Ltd.	1,957,603
3,394,000	Cnpc Hong Kong Ltd.	2,688,907
4,052,000	Denway Motors Ltd.	1,803,782
258,740	Esprit Holdings Ltd.	1,736,051
5,336,000	Global Bio-Chem Technology Group Co., Ltd.	1,349,483
232,466	HSBC Holdings PLC	2,696,588
609,000	Kingboard Chemical Holdings Ltd.	2,314,185
2,356,000	Pacific Basin Shipping Ltd.	1,553,430
1,071,000	Victory City International Holdings Ltd.	158,922
		18,806,108

	Indonesia: 7.6%
720,000	Bumi Resources Tbk PT	240,248
1,146,000	Indo Tambangraya Megah PT	2,875,375
3,978,000	International Nickel Indonesia Tbk PT*	1,708,091
2,883,000	Telekomunikasi Indonesia Tbk PT	2,580,233
		7,403,947

	Malaysia: 1.3%
207,700	Digi.Com BHD	1,285,448

	Singapore: 8.6%
1,897,000	Ausgroup Ltd.	969,609
2,181,000	Indofood Agri Resources Ltd.*	2,477,265
1,085,650	Singapore Telecommunications Ltd.	2,504,783
1,613,000	Straits Asia Resources Ltd.	2,438,995
		8,390,652

	South Korea: 13.3%
27,525	Hyundai Mobis	3,866,232
43,500	KT&G Corp.	2,636,028
7,370	POSCO	3,046,204
4,995	Samsung Electronics Co., Ltd.	3,455,060
		13,003,524

	Taiwan: 11.2%
2,563,550	China Steel Corp.	2,384,290
231,750	HTC Corp.	2,544,723
351,469	Shin Zu Shing Co., Ltd.	1,962,445
823,000	U-Ming Marine Transport Corp.	1,384,979
1,450,844	Wistron Corp.	2,698,783
		10,975,220

	Thailand: 10.7%
234,500	Electricity Generating PCL	540,452
1,734,000	Glow Energy PCL	1,699,746
1,821,184	Mermaid Maritime PCL*	1,357,501
467,000	PTT Exploration & Production PCL	2,019,799
326,700	PTT PCL	2,561,969
2,865,100	Thoresen Thai Agencies PCL	2,229,650
		10,409,117

	Total Common Stocks
	(cost $90,563,867)	95,010,028
	Total Investments
	(cost $90,563,867): 97.4%	95,010,028
	Other Assets less Liabilities: 2.6%	2,577,794
	Total Net Assets: 100.0%	$97,587,822

* Non-income producing security.

See Notes to Schedule of Investments

Guinness Atkinson Asia Focus Fund
Schedule of Investments by Industry
at September 30, 2009 (Unaudited)

% of
Industry	Total Net Assets
Coal	9.3%
Steel - Producers	8.0%
Transportation - Marine	7.6%
Oil & Gas - Exploration & Production	6.8%
Telecom Services	6.5%
Computers	5.4%
Oil - Integrated	4.8%
Power Conversion/Supply Equipment	4.1%
Auto/Truck Parts & Equipment	4.0%
Electronic Components	3.5%
Metal - Copper	2.8%
Diversified Banking Institutions	2.8%
Exchange Traded Funds ("ETFs")	2.8%
Tobacco	2.7%
Agricultural Operations	2.5%
Cellular Telecom	2.4%
Chemicals - Other	2.4%
Electric - Generation	2.3%
Metal Processors & Fabrication	2.0%
Auto-Cars/Light Trucks	1.8%
Internet Content - Entertainment	1.8%
Retail - Apparel/Shoe	1.8%
Public Thoroughfares	1.8%
Non-Ferrous Metals	1.8%
Web Portals/ISP	1.6%
Oil - Field Services	1.4%
Agricultural Biotech	1.4%
Engineering/R&D Services	1.0%
Machinery - General Industry	0.2%
Textile - Products	0.2%
Total Investments	97.4%
Other Assets less Liabilities	2.6%
Total Net Assets	100.0%

See Notes to Schedule of Investments

Guinness Atkinson Asia Pacific Dividend Fund
Schedule of Investments
at September 30, 2009 (Unaudited)

Shares		Value
	Common Stocks: 98.6%
	Australia: 2.9%
117,769	Incitec Pivot Ltd.	$294,025

	China: 14.6%
219,801	Angang Steel Co., Ltd.	412,940
150,000	China Shipping Development Co., Ltd.	189,676
538,000	People's Food Holdings Ltd.	290,264
196,000	PetroChina Co., Ltd.	221,542
860	PetroChina Co., Ltd.	97,825
188,000	Yanzhou Coal Mining Co., Ltd.	271,203
		1,483,450

	Hong Kong: 23.1%
145,500	BOC Hong Kong Holdings Ltd.	319,159
45,000	CLP Holdings Ltd.	305,417
47,000	Esprit Holdings Ltd.	315,353
5,024	HSBC Holdings PLC	288,126
146,000	Industrial & Commercial Bank of China Asia Ltd.	330,429
1,863,000	Modern Beauty Salon Holdings Ltd.	182,693
414,300	Pacific Basin Shipping Ltd.	273,169
39,000	VTech Holdings Ltd.	335,901
		2,350,247

	Indonesia: 3.2%
367,500	Telekomunikasi Indonesia Tbk PT	328,906

	Malaysia: 3.1%
50,100	Digi.Com BHD	310,067

	New Zealand: 1.3%
40,301	New Zealand Refining Co., Ltd.	134,467

	Philippines: 2.8%
13,900	Globe Telecom, Inc.	287,505

	Singapore: 6.5%
142,000	Singapore Telecommunications Ltd.	327,619
28,000	United Overseas Bank Ltd.	333,539
		661,158

	South Korea: 8.1%
5,830	KB Financial Group, Inc.	299,355
4,350	KT&G Corp.	263,603
640	POSCO	264,528
		827,486

	Taiwan: 16.8%
400,788	China Steel Corp.	372,762
252,388	Compal Electronics, Inc.	294,013
141,400	Depo Auto Parts Ind Co., Ltd.	308,768
292,007	Greatek Electronics, Inc.	286,121
26,700	HTC Corp.	293,178
94,000	U-Ming Marine Transport Corp.	158,187
		1,713,029

	Thailand: 14.3%
250,900	Glow Energy PCL	245,944
149,300	PTT Chemical PCL	327,334
39,500	PTT PCL	309,758
516,300	Thai Plastic & Chemical PCL	282,798
367,840	Thoresen Thai Agencies PCL	286,257
		1,452,091

	United States: 1.9%
3,700	iShares MSCI All Country Asia ex Japan Index Fund	196,174

	Total Common Stocks
	(cost $12,284,690)	10,038,605
	Total Investments
	(cost $12,284,690): 98.6%	10,038,605
	Other Assets less Liabilities: 1.4%	145,935
	Total Net Assets: 100.0%	$10,184,540

 See Notes to Schedule of Investments

Guinness Atkinson Asia Pacific Dividend Fund
Schedule of Investments by Industry
at September 30, 2009 (Unaudited)

% of
Industry	Total Net Assets
Telecom Services	12.3%
Steel - Producers	10.3%
Commercial Banks	9.7%
Transportation - Marine	8.9%
Oil - Integrated	6.2%
Computers	5.8%
Telecommunication Equipment	3.3%
Petrochemicals	3.2%
Retail - Apparel/Shoe	3.1%
Auto/Truck Parts & Equipment	3.0%
Electric-Integrated	3.0%
Diversified Financial Services	2.9%
Agricultural Chemicals	2.9%
Food - Meat Products	2.9%
Diversified Banking Institutions	2.8%
Semiconductor Components	2.8%
Chemicals - Plastics	2.8%
Coal	2.7%
Tobacco	2.6%
Electric - Generation	2.4%
Exchange Traded Funds ("ETFs")	1.9%
Retail - Hair Salons	1.8%
Oil Refining & Marketing	1.3%
Total Investments	98.6%
Other Assets less Liabilities	1.4%
Total Net Assets	100.0%

See Notes to Schedule of Investments

Guinness Atkinson China & Hong Kong Fund
Schedule of Investments
at September 30, 2009 (Unaudited)

Shares		Value

	Agricultural Biotech: 1.1%
8,762,000	Global Bio-Chem Technology Group Co., Ltd.	$2,215,924

	Agricultural Operations: 1.0%
3,496,272	Chaoda Modern Agriculture Holdings Ltd.	2,111,284

	Airlines: 2.0%
2,556,000	Cathay Pacific Airways Ltd.	4,036,805

	Auto/Truck Parts & Equipment: 3.7%
1,428,800	Weichai Power Co., Ltd.	7,531,110

	Auto-Cars/Light Trucks: 2.1%
9,314,000	Denway Motors Ltd.	4,146,206

	Batteries - Battery System: 5.0%
1,229,600	BYD Co., Ltd.	10,130,252

	Cellular Telecom: 4.9%
1,018,000	China Mobile Ltd.	9,930,362

	Chemicals-Other: 1.5%
793,000	Kingboard Chemical Holdings Ltd.	3,013,381

	Coal: 6.0%
2,615,000	China Coal Energy Co.	3,421,410
5,953,200	Yanzhou Coal Mining Co., Ltd.	8,587,916
		12,009,326

	Commercial Banks: 15.2%
2,577,000	BOC Hong Kong Holdings Ltd.	5,652,738
5,492,000	China Construction Bank Corp.	4,386,485
244,650	Dah Sing Financial Holdings Ltd.	1,407,912
377,000	Hang Seng Bank Ltd.	5,433,629
614,691	HSBC Holdings PLC	7,130,370
6,190,000	Industrial & Commercial Bank of China	4,664,434
188,400	Wing Hang Bank Ltd.	1,853,601
		30,529,170

	Computers: 2.1%
9,310,000	Lenovo Group Ltd.	4,144,425

	Distribution/Wholesale: 1.3%
2,835,000	Digital China Holdings Ltd.	2,703,292

	Diversified Operations: 1.5%
556,298	Wharf Holdings Ltd.	2,953,744

	Electronic Components -Semiconductor: 1.2%
510,800	Renesola Ltd.*	2,456,948

	Energy-Alternate Sources: 1.7%
107,700	Trina Solar Ltd.*	3,464,709

	Exchange Traded Funds (ETFs): 3.6%
4,146,000	iShares FTSE/Xinhua A50 CHINA Index ETF	7,189,920

	Gas-Distribution: 2.8%
1,080,000	Beijing Enterprises Holdings Ltd.	5,720,479

	Internet Application Software: 2.0%
242,000	Tencent Holdings Ltd.	3,937,549

	Internet Content-Entertainment: 1.3%
53,000	Perfect World Co., Ltd.*	2,549,300

	Machinery-General Industry: 1.0%
3,510,000	Chen Hsong Holdings	1,086,961

	Metal-Copper: 2.5%
2,270,000	Jiangxi Copper Co., Ltd.	5,078,909

	Oil - Integrated: 3.8%
6,796,000	PetroChina Co., Ltd.	7,681,623

	Oil & Gas-Exploration & Production: 7.5%
7,602,000	CNOOC Ltd.	10,220,946
6,210,000	Cnpc Hong Kong Ltd.	4,919,891
		15,140,837

	Power Conversion/Supply Equipment: 3.6%
1,426,000	Dongfang Electric Corp., Ltd.	7,194,354

	Public Thoroughfares: 1.3%
5,204,000	Shenzhen Expressway Co., Ltd.	2,551,622

	Real Estate: 2.6%
9,879,000	Soho China Ltd.	5,290,011

	Real Estate Management/Service: 2.0%
4,822,000	Midland Holdings Ltd.	4,025,566

	Retail-Apparel/Shoe: 1.5%
421,571	Esprit Holdings Ltd.	2,828,587
698,000	Glorious Sun Enterprises Ltd.	220,657
		3,049,244

	Retail-Hair Salons: 0.1%
2,560,000	Modern Beauty Salon Holdings Ltd.	251,044

	Steel-Producers: 1.3%
1,341,000	Angang Steel Co., Ltd.	2,519,333

	Telecommunication Equipment: 3.5%
819,000	VTech Holdings Ltd.	7,053,922

	Textile-Products: 0.4%
5,512,000	Victory City International Holdings Ltd.	817,904

	Transportation - Marine: 3.8%
3,852,000	China Shipping Development Co., Ltd.	4,870,885
4,240,000	Pacific Basin Shipping Ltd.	2,795,646
		7,666,531

	Web Portals/ISP: 4.8%
104,540	Netease.com*	4,775,387
69,900	Sohu.com, Inc.*	4,807,722
		9,583,109

	Total Common Stocks
	(cost $160,045,144)	203,620,845
	Total Investments
	(cost $160,045,144): 101.2%	203,620,845
	Liabilities in excess of Other Assets: (1.2)%	(2,379,488)
	Total Net Assets: 100.0%	$201,241,357

* Non-income producing security.

See Notes to Schedule of Investments

Guinness Atkinson Global Energy Fund
Schedule of Investments
at September 30, 2009 (Unaudited)

Shares		Value

	Machinery-General Industry: 0.2%
914,780	Shandong Molong Petroleum Machinery Co., Ltd.	$95,609

	Oil & Gas - Drilling: 8.5%
73,970	Patterson-UTI Energy, Inc.	1,116,947
20,691	Transocean Ltd.*	1,769,701
40,597	Unit Corp.*	1,674,626
		4,561,274

	Oil & Gas - Exploration & Production: 36.7%
99,000	Afren PLC*	126,970
18,170	Anadarko Petroleum Corp.	1,139,804
18,709	Apache Corp.	1,718,047
25,600	Canadian Natural Resources Ltd.	1,728,744
61,200	Chesapeake Energy Corp.	1,738,080
1,260,000	CNOOC Ltd.	1,694,079
91,089	Coastal Energy Co.*	399,868
133,459	Dragon Oil Plc*	812,630
19,836	EnCana Corp.	1,148,678
114,155	Falkland Oil & Gas Ltd.*	228,959
46,600	Forest Oil Corp.*	911,962
2,026	Insignia Energy Ltd.*	4,352
37,986	Newfield Exploration Co.*	1,616,684
73,721	Nexen, Inc.	1,675,962
25,235	Noble Energy, Inc.	1,664,501
199,198	OPTI Canada, Inc.*	400,015
32,720	Pioneer Natural Resources Co.	1,187,409
56,400	Swift Energy Co.*	1,335,552
62,740	WesternZagros Resources Ltd.*	126,576
		19,658,872

	Oil & Gas - Field Services: 6.5%
63,100	Halliburton Co.	1,711,272
99,880	Helix Energy Solutions Group, Inc.*	1,496,202
84,900	Kentz Corp., Ltd.	254,407
		3,461,881

	Oil - Integrated: 41.4%
194,485	BP PLC	1,718,823
24,400	Chevron Corp.	1,718,492
37,828	ConocoPhillips	1,708,312
68,500	ENI SpA	1,712,099
31,343	Hess Corp.	1,675,597
44,507	Imperial Oil Ltd.	1,693,981
52,300	Marathon Oil Corp.	1,668,370
41,733	OMV AG	1,683,708
64,500	Repsol YPF SA	1,754,646
60,271	Royal Dutch Shell PLC	1,724,271
76,950	StatoilHydro ASA	1,730,546
47,776	Suncor Energy, Inc.	1,668,914
28,800	Total SA	1,711,285
		22,169,044

	Oil Refining & Marketing: 3.3%
91,999	Valero Energy Corp.	1,783,861

	Total Common Stocks
	(cost $51,338,529)	51,730,541
	Total Investments
	(cost $51,338,529): 96.5%	51,730,541
	Other Assets less Liabilities: 3.5%	1,882,340
	Total Net Assets	$53,612,881

* Non-income producing security.

See Notes to Schedule of Investments

Guinness Atkinson Global Innovators Fund
Schedule of Investments
at September 30, 2009 (Unaudited)

Shares		Value
	Common Stocks: 100.0%
	Aerospace/Defense: 2.9%
13,250	L-3 Communications Holdings, Inc.	$1,064,240

	Audio/Video Products: 4.6%
56,228	Sony Corp.	1,641,858

	Automobile Manufacturers: 3.2%
18,990	Honda Motor Co., Ltd.	575,587
7,350	Toyota Motor Corp.	577,490
		1,153,076

	Cable/Satellite TV: 4.1%
87,700	Comcast Corp.	1,481,253

	Commercial Banks: 3.8%
25,984	State Street Corp.	1,366,758

	Computer Aided Design: 4.3%
113,480	Parametric Technology Corp.*	1,568,294

	Computers: 3.4%
18,300	Research In Motion Ltd.*	1,236,165

	Diversified Banking Institution: 1.8%
137,850	Citigroup, Inc.	667,194

	E-Commerce: 11.3%
14,820	Amazon.com, Inc.*	1,383,595
61,590	eBay, Inc.*	1,454,140
26,590	NetFlix, Inc.*	1,227,660
		4,065,395

	Electronics: 13.1%
53,830	Garmin Ltd.	2,031,544
88,965	Nvidia Corp.*	1,337,144
3,990	Samsung Electronics Co., Ltd.	1,360,590
		4,729,278

	Finance-Investment Bank/Broker: 4.1%
74,780	TD Ameritrade Holding Corp.*	1,467,184

	Finance-Other Services: 3.9%
14,600	Intercontinental Exchange, Inc.*	1,418,974

	Internet Content-Information: 3.9%
179,620	Infospace, Inc.*	1,390,259

	Multi-line Insurance: 0.5%
4,083	American International Group, Inc.*	180,101

	Oil & Gas Producers
23,850	BP PLC	1,269,536

	Prepackaged Software: 3.5%
41,950	Check Point Software Technologies*	1,189,283
27,118	Microsoft Corp.	702,085
58,460	Oracle Corp.	1,218,306
		3,109,674

	Retail-Discount: 3.5%
22,450	Costco Wholesale Corp.	1,267,527

	Semiconductor: 7.4%
98,640	Applied Materials, Inc.	1,321,776
123,319	Taiwan Semiconductor Manufacturing Co., Ltd.	1,351,576
		2,673,352

	Super-Regional Banks-US: 3.6%
36,600	Capital One Financial Corp.	1,307,718

	Telecommunications: 4.4%
262,490	Qwest Communications International, Inc.	1,000,087
26,355	Vodafone Group PLC	592,988
		1,593,074

	Wireless Equipment: 3.9%
96,222	Nokia OYJ	1,406,766

	Total Common Stocks
	(cost $44,925,577)	36,057,676
	Total Investments
	(cost $44,925,577): 100.0%	36,057,676
	Other Assets less Liabilities: 0.0%	2,450
	Total Net Assets: 100.0%	$36,060,126

* Non-income producing security.

See Notes to Schedule of Investments

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2009

Note 1 – Organization
Guinness Atkinson Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”),  as a non-diversified, open-end management investment company.  Currently, the Trust offers six separate series:  Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Fund (the “Asia Pacific Dividend Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy  Fund”), and Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), all of which  (each a “Fund” and collectively, the “Funds”) are covered by this report.  The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, and the Alternative Energy Fund and the Asia Pacific Dividend Fund began operations on March 31, 2006.

The Alternative Energy Fund and Asia Focus Fund’s investment objective is long-term capital appreciation.  The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth.  The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.  The Global Energy Fund and Global Innovators Fund’s investment objective is long-term capital appreciation.

Note 2 Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
 Security Valuation.  Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading.  Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ investment advisor in accordance with procedures established by the Board of Trustees.  In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of the security used to calculate its net asset value may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  Short-term investments are stated at cost, combined with accrued interest, which approximates market value.  Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2009

B.	Security Transactions. Security transactions are accounted for on the trade date.

C.
Concentration of Risk.  The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors.  The Asia Focus Fund invests substantially all of its assets in the Asian continent.  The Asia Pacific Dividend Fund invests primarily in dividend-producing equity securities of Asia Pacific companies.  The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Funds’ investments.  The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At September 30, 2009, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Fund	China & Hong Kong Fund	Global Energy Fund	Global Innovators Fund
Cost of investments	$85,138,309	$90,563,867	$12,284,690	$160,045,144	$51,338,529	$44,925,577
Gross unrealized appreciation	5,475,136	9,276,794	193,169	59,384,327	7,475,271	2,008,737
Gross unrealized (depreciation)	(27,504,099)	(4,830,633)	(2,439,254)	(19,664,318)	(7,083,258)	(10,876,638)
Net unrealized appreciation (depreciation) on investments	$(22,028,963)	$4,461,161	$(2,246,085)	$39,720,009	$392,013	$(8,867,901)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 4 – Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)
In September 2006, the Financial Accounting Standard Board (“FASB”) issued FAS 157, “Fair Value Measurements” effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”).  FSP 157-4 is effective for interim and annual periods ending after June 15, 2009.  The FSP expands existing financial statement note disclosure to include a breakout of the current FAS 157 chart to add category types more detailed than common stock.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2009

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2009, in valuing the Funds’ assets carried at fair value:
Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Consumer, Non-cyclical	$-	$-	$-	$-
Energy	20,736,016	-	-	20,736,016
Industrial	25,493,286	-	124,575	25,617,861
Technology	6,859,387	-	-	6,859,387
Utilities	9,479,750	-	-	9,479,750
Warrants
Energy	-	10,250	-	10,250
Corporate Bonds
Industrial	-	-	406,082	406,082
Total Investments, at value	$62,568,439	$10,250	$530,657	$63,109,346
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$62,568,439	$10,250	$530,657	$63,109,346

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Alternative Energy Fund	Investments, at value	Other Financial Instruments*
Balance as of 12/31/08	$385,739	$--
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	20,343	--
Net purchases (sales)	--	--
Transfers in and/or out of Level 3	134,825	--
Balance as of 09/30/09	$540,907	--

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2009

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Basic Materials	$14,549,563	$-	$-	$14,549,563
Communications	12,076,217	-	-	12,076,217
Consumer, Cyclical	7,564,986	-	-	7,564,986
Consumer, Non-cyclical	8,178,894	-	-	8,178,894
Energy	21,779,966	-	-	21,779,966
Exchange Traded Funds ("ETFs")	2,684,514	-	-	2,684,514
Financial	2,696,588	-	-	2,696,588
Industrial	14,540,536	-	-	14,540,536
Technology	8,698,566	-	-	8,698,566
Utilities	2,240,198	-	-	2,240,198
Total Investments, at value	$95,010,028	$-	$-	$95,010,028
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$95,010,028	$-	$-	$95,010,028

Asia Pacific Dividend Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Basic Materials	$1,954,387	$-	$-	$1,954,387
Communications	1,589,998	-	-	1,589,998
Consumer, Cyclical	806,814	-	-	806,814
Consumer, Non-cyclical	553,867	-	-	553,867
Energy	1,034,794	-	-	1,034,794
Exchange Traded Funds ("ETFs")	196,174	-	-	196,174
Financial	1,570,609	-	-	1,570,609
Industrial	907,289	-	-	907,289
Technology	873,313	-	-	873,313
Utilities	551,361	-	-	551,361
Total Investments, at value	$10,038,605	$-	$-	$10,038,605
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$10,038,605	$-	$-	$10,038,605

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2009

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Basic Materials	$10,611,623	$-	$-	$10,611,623
Communications	33,054,242	-	-	33,054,242
Consumer, Cyclical	22,535,605	-	-	22,535,605
Consumer, Non-cyclical	6,878,830	-	-	6,878,830
Diversified	2,953,744	-	-	2,953,744
Energy	38,296,494	-	-	38,296,494
Exchange Traded Funds ("ETFs")	7,189,920	-	-	7,189,920
Financial	39,844,747	-	-	39,844,747
Industrial	29,933,789	-	-	29,933,789
Technology	6,601,373	-	-	6,601,373
Utilities	5,720,479	-	-	5,720,479
Total Investments, at value	$203,620,845	$-	$-	$203,620,845
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$203,620,845	$-	$-	$203,620,845

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Energy	$51,634,933	$-	$-	$51,634,932
Industrial	95,609			95,609
Total Investments, at value	$51,730,542	$-	$-	$51,730,541
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$51,730,542	$-	$-	$51,730,541

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Communications	$9,936,747	$-	$-	$9,936,747
Consumer, Cyclical	4,062,461	-	-	4,062,461
Energy	1,269,536	-	-	1,269,536
Financial	6,407,929	-	-	6,407,929
Industrial	3,095,784	-	-	3,095,784
Technology	11,288,219	-	-	11,288,219
Total Investments, at value	$36,057,676	$-	$-	$36,057,676
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$36,057,676	$-	$-	$36,057,676

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps contracts.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
 The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
 There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson, Jr.
Title:	James J. Atkinson, Jr., President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ James J. Atkinson, Jr.
(Signature and Title)	James J. Atkinson, Jr., President

Date:	November 25, 2009

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	November 25, 2009

* Print the name and title of each signing officer under his or her signature.